Equity Method Investment in Joint Ventures	3 Months Ended
Mar. 31, 2025
Equity Method Investment in Joint Ventures
Equity Method Investment in Joint Ventures
4.
Equity Method Investment in Joint Ventures

On May 7, 2024, the Company and Equinor TDI Holdings LLC ("Equinor"), a Delaware limited liability company, entered into a membership interest purchase and sale agreement (the "Agreement"), in which Equinor acquired interests in two former Standard Lithium wholly-owned subsidiaries, one of which holds Standard Lithium's South West Arkansas Project ("SWA Lithium") and the other holds the East Texas properties ("Texas Lithium") (collectively, the "Joint Ventures"). Pursuant to the terms of the Agreement, the Company retained a 55% interest in SWA Lithium and Texas Lithium and

Equinor acquired a 45% interest in each of the former subsidiaries for an initial cash payment of $30.0 million to the Company and the commitment to invest an additional $130.0 million as follows:

•
Equinor agreed to solely fund the first $40.0 million and $20.0 million of development costs for SWA Lithium and Texas Lithium, respectively, after which all additional capital expenditures would be funded on a pro-rata basis; and
•
Standard Lithium to receive $40.0 million in milestone payments associated with SWA Lithium and $30.0 million in milestone payments associated with Texas Lithium subject to final investment decisions being made by certain dates ("FID").

The Company assessed the Agreement and determined its investments in SWA Lithium and Texas Lithium are joint ventures accounted for under the equity method. The Agreement indicates joint control over each joint venture as significant decisions regarding SWA Lithium and Texas Lithium require unanimous consent from both parties and both parties are required to act together to direct relevant activities. However, the Company has retained operatorship and manages day-to-day decision making.

Changes in the Company’s investment in joint ventures for the three months ended March 31, 2025 are summarized as follows (in thousands):

	SWA Lithium	Texas Lithium	Total
Balance, December 31, 2024	$94,264	$51,894	$146,158
Loss from investment in joint ventures	(829)	(155)	(984)
Balance, March 31, 2025	$93,435	$51,739	$145,174

Summarized financial information for the Company’s interest in the Joint Venture entities on a 100% basis for the three months ended March 31, 2025 are (in thousands):

	SWA Lithium	Texas Lithium	Total
Net loss	$1,507	$283	$1,790
Company’s share of net loss	$829	$155	$984

The carrying amount of the Company's investment in joint ventures on a 100% basis as at March 31, 2025 is as follows (in thousands):

	SWA Lithium	Texas Lithium	Total
Current assets	$12,141	$9,811	$21,952
Non-current assets	63,992	42,416	106,408
Total assets	76,133	52,227	128,360
Current liabilities	8,853	3,255	12,108
Non-current liabilities	11	—	11
Total liabilities	8,864	3,255	12,119
Net assets	$67,269	$48,972	$116,241
Company’s share of joint ventures	36,998	26,935	63,933
Adjustments to the Company’s share of net assets(1)	56,437	24,804	81,241
Carrying amount of investment in joint ventures	$93,435	$51,739	$145,174

(1) Adjustments to the Company's share of net assets include the impact of the initial fair value measurement on May 7, 2024 and the impact of Equinor solely funding $40.0 million and $20.0 million of capital contributions in SWA Lithium and Texas Lithium, respectively, through March 31, 2025.